UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.78%
Consumer Discretionary - 12.20%
Avis Budget Group, Inc. (a)	18,687	$728,606	1.65%
Foot Locker, Inc.	8,073	435,700	0.98%
Interpublic Group of Cos., Inc.	48,160	1,088,416	2.46%
Newell Brands, Inc.	41,323	974,396	2.20%
News Corp.	55,242	830,287	1.88%
Omnicom Group, Inc.	18,671	1,345,806	3.03%
		5,403,211	12.20%
Energy - 8.56%
Cenovus Energy, Inc. (b)	81,507	859,084	1.94%
Murphy Oil Corp.	39,799	1,223,819	2.76%
Superior Energy Services, Inc. (a)	48,378	528,772	1.19%
TechnipFMC PLC (b)	37,890	1,180,273	2.67%
		3,791,948	8.56%
Financial Services - 33.46%
Allstate Corp.	4,675	437,019	0.99%
Apollo Global Management LLC - Class A	28,658	897,569	2.03%
AXA Equitable Holdings, Inc. (a)	22,273	475,751	1.07%
Axis Capital Holdings, Ltd. (b)	29,006	1,648,991	3.72%
Fifth Third Bancorp	36,056	1,102,592	2.49%
Franklin Resources, Inc.	28,693	963,224	2.18%
Hanover Insurance Group, Inc.	9,699	1,175,907	2.66%
Invesco, Ltd. (b)	34,314	937,458	2.12%
KeyCorp	63,302	1,230,591	2.78%
KKR & Co., LP	63,481	1,411,183	3.19%
Realogy Holdings Corp.	31,653	753,025	1.70%
Regions Financial Corp.	60,616	1,105,636	2.50%
Voya Financial, Inc.	26,188	1,360,205	3.07%
Webster Financial Corp.	3,800	243,580	0.55%
Willis Towers Watson PLC (b)	7,068	1,068,328	2.41%
		14,811,059	33.46%
Health Care - 7.87%
Cardinal Health, Inc.	22,111	1,151,762	2.60%
MEDNAX, Inc. (a)	19,522	895,084	2.02%
Mylan N.V. (a)(b)	37,400	1,438,404	3.25%
		3,485,250	7.87%
Materials & Processing - 2.99%
JELD-WEN Holding, Inc. (a)	48,369	1,323,859	2.99%
Producer Durables - 17.78%
AECOM Technology Corp. (a)	25,131	829,323	1.87%
Carlisle Cos., Inc.	12,702	1,364,068	3.08%
Dover Corp.	10,868	839,118	1.90%
Genpact, Ltd. (b)	27,146	815,195	1.84%
KBR, Inc.	54,203	998,419	2.25%
Ryder System, Inc.	18,276	1,225,954	2.77%
Snap-on, Inc.	5,919	874,947	1.98%
Terex Corp.	23,418	926,884	2.09%
		7,873,908	17.78%

Technology - 9.86%
Anixter International, Inc. (a)	18,794	1,151,133	2.60%
Avnet, Inc.	49,934	1,903,483	4.30%
Hewlett Packard Enterprise Co.	68,275	1,040,511	2.35%
Micro Focus International PLC - ADR	15,175	268,598	0.61%
		4,363,725	9.86%
Utilities - 3.06%
Edison International	21,827	1,356,766	3.06%
Total Common Stocks (Cost $44,403,731)		42,409,726	95.78%

SHORT-TERM INVESTMENTS - 3.48%
Money Market Fund - 3.48%
Fidelity Institutional Government Portfolio - Class I, 1.64% (c)	1,539,911	1,539,911	3.48%
Total Short-Term Investments (Cost $1,539,911)		1,539,911	3.48%

Total Investments (Cost $45,943,642) - 99.26%		43,949,637	99.26%
Other Assets in Excess of Liabilities - 0.74%		329,390	0.74%
TOTAL NET ASSETS - 100.00%		$44,279,027	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day yield as of May 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 88.88%
Brazil - 1.86%
Cia de Saneamento Basico do Estrado de San Paulo	193,670	$1,342,774	1.47%
Petroleo Brasileiro S.A.	68,500	350,221	0.39%
		1,692,995	1.86%
China - 21.71%
Baidu, Inc. - ADR (a)	7,471	1,812,166	1.99%
China Agri-Industries Holdings, Ltd.	4,199,000	1,782,776	1.95%
China Construction Bank Corp.	873,000	881,548	0.97%
China Dongxiang Group Co.	2,327,000	442,068	0.48%
China Mobile, Ltd.	360,500	3,217,437	3.52%
China Resources Power Holdings Co., Ltd.	1,166,000	2,387,541	2.62%
China Shenhua Energy Co., Ltd.	375,000	980,148	1.07%
China Shineway Pharmaceutical Group, Ltd.	233,000	507,400	0.56%
Dah Chong Hong Holdings, Ltd.	847,400	455,940	0.50%
Dongfeng Motor Group Co., Ltd.	1,630,000	1,860,019	2.04%
Grand Baoxin Auto Group, Ltd.	2,901,500	1,279,987	1.40%
Huadian Power International Corp Ltd. - Class H	2,666,000	1,227,083	1.34%
Lenovo Group, Ltd.	5,622,000	2,981,885	3.27%
		19,815,998	21.71%
Czech Republic - 1.38%
CEZ	50,340	1,259,084	1.38%
Greece - 0.38%
Alpha Bank AE (a)	82,998	177,659	0.20%
National Bank of Greece S.A. (a)	530,308	167,015	0.18%
		344,674	0.38%
Hong Kong - 3.05%
Pacific Basin Shipping, Ltd. (a)	8,689,000	2,315,383	2.54%
Stella International Holdings, Ltd.	157,000	188,963	0.21%
Texwinca Holdings, Ltd.	542,000	277,109	0.30%
		2,781,455	3.05%
Hungary - 1.52%
Magyar Telekom Telecommunications PLC	202,472	307,133	0.34%
OTP Bank PLC	30,202	1,081,872	1.18%
		1,389,005	1.52%
India - 4.88%
ICICI Bank Ltd. - ADR	156,221	1,310,694	1.43%
Reliance Industries, Ltd. - GDR	45,334	1,201,351	1.32%
State Bank of India - GDR	49,618	1,945,026	2.13%
		4,457,071	4.88%
Indonesia - 0.82%
Bank Danamon Indonesia Tbk PT	1,787,900	749,516	0.82%
Malaysia - 1.41%
Genting Malaysia Berhad	1,029,200	1,287,793	1.41%
Poland - 1.19%
Cyfrowy Polsat S.A.	160,941	1,084,629	1.19%
Republic of Korea - 16.20%
Dongbu Insurance Co., Ltd.	31,760	1,723,605	1.89%
Hana Financial Group, Inc.	32,577	1,257,204	1.38%
Hyundai Heavy Industries Co., Inc. (a)	19,783	2,101,353	2.30%
Hyundai Motor Co.	10,047	1,295,545	1.42%

KB Financial Group, Inc.	26,170	1,257,578	1.38%
LG Electronics, Inc.	8,989	772,189	0.85%
POSCO	9,454	2,977,534	3.26%
Samsung Electronics Co., Ltd.	34,700	1,632,070	1.79%
Samsung Electronics Co., Ltd. - GDR	83	98,438	0.11%
Shinhan Financial Group Co., Ltd.	40,610	1,648,210	1.80%
Shinhan Financial Group Co., Ltd. - ADR (a)	450	18,558	0.02%
		14,782,284	16.20%
Russian Federation - 7.10%
LUKOIL PJSC - ADR	31,816	2,123,400	2.33%
MMC Norilsk Nickel PJSC - ADR	126,404	2,241,143	2.46%
Rosneft Oil Co. - GDR	346,034	2,110,807	2.31%
		6,475,350	7.10%
Singapore - 2.46%
Wilmar International, Ltd.	929,200	2,248,652	2.46%
South Africa - 3.41%
Reunert, Ltd.	212,123	1,328,060	1.45%
Sasol	49,676	1,785,292	1.96%
		3,113,352	3.41%
Taiwan - 9.03%
Compal Electronics, Inc.	3,406,000	2,239,481	2.45%
Hon Hai Precision Industry Co., Ltd.	957,165	2,737,815	3.00%
Taiwan Semiconductor Manufacturing Co., Ltd.	431,000	3,222,269	3.53%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,125	43,537	0.05%
		8,243,102	9.03%
Thailand - 2.39%
Bangkok Bank Public Co., Ltd. - NVDR	368,900	2,179,497	2.39%
Turkey - 1.81%
Akbank T.A.S.	932,163	1,653,308	1.81%
United Arab Emirates - 0.50%
Union National Bank PJSC	472,336	457,786	0.50%
United Kingdom - 3.39%
Antofagasta PLC	62,550	876,823	0.96%
Standard Chartered PLC	221,434	2,221,257	2.43%
		3,098,080	3.39%
United States - 4.39%
Cognizant Technology Solutions Corp. - Class A	29,792	2,244,827	2.46%
Flextronics International, Ltd. (a)	63,732	885,238	0.97%
Genpact, Ltd.	29,237	877,987	0.96%
		4,008,052	4.39%
Total Common Stocks (Cost $78,888,814)		81,121,683	88.88%

PREFERRED STOCKS - 2.93%
Brazil - 2.19%
Randon SA Implementos e Participacoes	201,716	367,785	0.40%
Telefonica Brasil S.A. - ADR	109,838	1,323,548	1.45%
Usinas Siderurgicas de Minas Gerais S.A.	137,700	310,967	0.34%
		2,002,300	2.19%
Republic of Korea - 0.74%
Hyundai Motor Co.	8,152	676,088	0.74%
Total Preferred Stocks (Cost $2,802,069)		2,678,388	2.93%

SHORT-TERM INVESTMENTS - 6.33%
Money Market Fund - 6.33%
Fidelity Institutional Government Portfolio - Class I, 1.64% (c)	5,774,018	5,774,018	6.33%
Total Short-Term Investments (Cost $5,774,018)		5,774,018	6.33%

Total Investments (Cost $87,464,901) - 98.14%	89,574,089	98.14%
Other Assets in Excess of Liabilities - 1.86%	1,700,697	1.86%
TOTAL NET ASSETS - 100.00%	$91,274,786	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the Fund's 7-day yield as of May 31, 2018.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2018 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$8,944,242	9.80%
Consumer Staples	4,031,428	4.42%
Energy	8,551,220	9.37%
Financials	18,730,332	20.52%
Health Care	507,400	0.56%
Industrials	5,744,796	6.29%
Information Technology	18,775,712	20.57%
Materials	6,095,500	6.68%
Telecommunication Services	3,524,570	3.86%
Utilities	6,216,483	6.81%
Total Common Stocks	81,121,683	88.88%
PREFERRED STOCKS
Consumer Discretionary	676,088	0.74%
Industrials	367,785	0.40%
Materials	310,967	0.34%
Telecommunication Services	1,323,548	1.45%
Total Preferred Stocks	2,678,388	2.93%
Total Short-Term Investments	5,774,018	6.33%
Total Investments	89,574,089	98.14%
Other Assets in Excess of Liabilities	1,700,697	1.86%
Total Net Assets	$91,274,786	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC ("S&P"). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 100.61%
Consumer Discretionary - 12.83%
AutoZone, Inc. (a)(c)	325	$211,029	0.82%
Booking Holdings, Inc. (a)(c)	221	466,071	1.82%
Carter's, Inc. (c)	3,083	336,078	1.31%
Ford Motor Co. (c)	62,334	719,958	2.80%
H&R Block, Inc. (c)	4,786	131,376	0.51%
Interpublic Group of Cos., Inc. (c)	3,503	79,168	0.31%
Newell Brands, Inc.	12,038	283,856	1.11%
News Corp. - Class A (c)	13,578	204,077	0.79%
Omnicom Group, Inc. (c)	11,946	861,067	3.36%
		3,292,680	12.83%
Consumer Staples - 2.04%
CVS Health Corp. (c)	1,938	122,850	0.48%
Ingredion, Inc. (c)	3,599	400,892	1.56%
		523,742	2.04%
Energy - 10.00%
Cenovus Energy, Inc. (b)(c)	14,298	150,701	0.59%
ConocoPhillips (c)	6,886	464,048	1.81%
ExxonMobil Corp. (c)	10,868	882,916	3.44%
Halliburton Co. (c)	6,615	329,030	1.28%
Murphy Oil Corp. (c)	11,865	364,849	1.42%
Royal Dutch Shell PLC - ADR (c)	5,393	375,245	1.46%
		2,566,789	10.00%
Financial Services - 30.97%
Alleghany Corp. (c)	633	361,165	1.41%
American International Group, Inc. (c)	9,063	478,436	1.86%
Axis Capital Holdings, Ltd. (b)(c)	4,917	279,531	1.09%
Bank of America Corp. (c)	16,890	490,486	1.91%
Brown & Brown, Inc. (c)	18,142	503,985	1.96%
Capital One Financial Corp. (c)	5,240	492,560	1.92%
Chubb, Ltd. (b)(c)	1,645	214,985	0.84%
Citigroup, Inc. (c)	9,228	615,415	2.41%
Franklin Resources, Inc. (c)	10,187	341,978	1.33%
Goldman Sachs Group, Inc. (c)	2,116	477,962	1.86%
Jones Lang LaSalle, Inc. (c)	1,823	298,534	1.16%
JPMorgan Chase & Co. (c)	3,676	393,369	1.53%
Metlife, Inc. (c)	10,457	480,917	1.87%
Morgan Stanley (c)	9,051	453,817	1.77%
Regions Financial Corp. (c)	5,791	105,628	0.41%
State Street Corp. (c)	3,404	327,158	1.27%
UBS Group AG (b)(c)	8,061	122,688	0.48%
Voya Financial, Inc. (c)	10,025	520,699	2.03%
W.R. Berkley Corp. (c)	6,156	470,749	1.83%
Wells Fargo & Co. (c)	8,029	433,486	1.69%
Willis Towers Watson PLC (b)(c)	573	86,609	0.34%
		7,950,157	30.97%
Health Care - 15.29%
AmerisourceBergen Corp. (c)	1,521	124,935	0.49%
Amgen, Inc. (c)	2,269	407,558	1.59%
Biogen, Inc. (a)(c)	1,381	405,959	1.58%

Celgene Corp. (a)(c)		3,674	289,070	1.13%
Charles River Laboratories International, Inc. (a)(c)		997	107,197	0.42%
Express Scripts Holding Co. (a)(c)		3,632	275,342	1.07%
McKesson Corp. (c)		2,889	410,065	1.59%
MEDNAX, Inc. (a)(c)		6,367	291,927	1.14%
Molina Healthcare, Inc. (a)(c)		1,455	123,573	0.48%
Mylan N.V. (a)(b)(c)		12,576	483,673	1.87%
PRA Health Sciences, Inc. (a)		3,676	312,092	1.22%
Premier, Inc. - Class A (a)(c)		9,346	304,867	1.19%
Zimmer Biomet Holdings, Inc. (c)		3,490	389,170	1.52%
			3,925,428	15.29%
Materials & Processing - 2.78%
Alcoa Corp. (a)		2,633	126,568	0.49%
JELD-WEN Holding, Inc. (a)(c)		13,358	365,609	1.43%
NewMarket Corp. (c)		576	221,351	0.86%
			713,528	2.78%
Producer Durables - 7.41%
AECOM Technology Corp. (a)(c)		5,967	196,911	0.77%
Carlisle Cos., Inc. (c)		1,024	109,967	0.43%
Dover Corp. (c)		4,769	368,214	1.43%
General Electric Co.		11,061	155,739	0.61%
Genpact, Ltd. (b)(c)		12,393	372,162	1.45%
Ryder System, Inc. (c)		5,712	383,161	1.48%
Terex Corp. (c)		8,019	317,392	1.24%
			1,903,546	7.41%
Technology - 12.36%
Amdocs, Ltd. (b)(c)		5,370	362,260	1.41%
Avnet, Inc. (c)		14,993	571,533	2.23%
Cognizant Technology Solutions Corp. - Class A (c)		7,013	528,430	2.06%
Facebook, Inc. - Class A (a)		2,562	491,340	1.91%
Hewlett Packard Enterprise Co. (c)		23,283	354,833	1.38%
Oracle Corp. (c)		15,373	718,227	2.80%
Qorvo, Inc. (a)(c)		1,832	147,018	0.57%
			3,173,641	12.36%
Utilities - 6.93%
Edison International (c)		13,465	836,984	3.26%
PG&E Corp. (c)		10,372	449,419	1.75%
Southern Co. (c)		10,984	493,182	1.92%
			1,779,585	6.93%
Total Common Stocks (Cost $26,282,836)			25,829,096	100.61%

REITs - 5.95%
Financial Services - 5.95%
HCP, Inc.		19,717	472,616	1.85%
Hospitality Properties Trust (c)		5,362	155,230	0.60%
Lamar Advertising Co. - Class A (c)		6,820	472,080	1.84%
Omega Healthcare Investors, Inc. (c)		10,272	314,837	1.23%
Park Hotels & Resorts, Inc. (c)		3,463	111,578	0.43%
Total REITs (Cost $1,463,838)			1,526,341	5.95%

Total Investments (Cost $27,746,674) - 106.56%			27,355,437	106.56%
Liabilities in Excess of Other Assets - (6.56)%			(1,683,415)	(6.56)%
TOTAL NET ASSETS - 100.00%			$25,672,022	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been pledged in connection with open short securitites.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 50.12%
Consumer Discretionary - 5.96%
Cable One, Inc.	296	$192,175	0.75%
Caesars Entertainment Corp. (a)	13,178	160,113	0.63%
Charter Communications, Inc. - Class A (a)	622	162,367	0.63%
Home Depot, Inc.	1,117	208,376	0.81%
Liberty Global PLC - Class A (a)(b)	4,935	140,697	0.55%
Lions Gate Entertainment Corp. - Class A (b)	4,886	113,208	0.44%
Madison Square Garden Co. - Class A (a)	745	195,220	0.76%
New York Times Co. - Class A	8,441	192,033	0.75%
Vail Resorts, Inc.	685	164,941	0.64%
		1,529,130	5.96%
Consumer Staples - 5.27%
Casey's General Stores, Inc.	1,665	161,172	0.63%
Conagra Brands, Inc.	5,323	197,270	0.77%
Constellation Brands, Inc. - Class A	909	202,780	0.79%
Lancaster Colony Corp.	1,567	197,599	0.77%
McCormick & Co., Inc.	1,919	193,819	0.75%
Pinnacle Foods, Inc.	3,123	199,685	0.78%
Sysco Corp.	3,082	200,422	0.78%
		1,352,747	5.27%
Energy - 2.71%
Cabot Oil & Gas Corp.	7,963	181,954	0.71%
Centennial Resource Development Inc. - Class A (a)	6,610	116,336	0.45%
Cimarex Energy Co.	2,121	197,083	0.77%
EQT Corp.	3,890	200,491	0.78%
		695,864	2.71%
Financial Services - 6.16%
Cboe Global Markets, Inc.	1,879	183,315	0.71%
Erie Indemnity Co. - Class A	1,725	194,942	0.76%
Global Payments, Inc.	1,408	156,513	0.61%
Jefferies Financial Group, Inc.	5,271	115,330	0.45%
Markel Corp. (a)	142	155,785	0.61%
MarketAxess Holdings, Inc.	933	199,336	0.78%
S&P Global, Inc.	1,032	203,820	0.79%
Western Alliance Bancorp. (a)	3,393	204,462	0.80%
Zillow Group, Inc. - Class A (a)	2,870	167,149	0.65%
		1,580,652	6.16%
Health Care - 5.96%
athenahealth, Inc. (a)	1,065	160,251	0.62%
Edwards Lifesciences Corp. (a)	786	107,926	0.42%
Exact Sciences Corp. (a)	2,660	158,376	0.62%
FibroGen, Inc. (a)	4,055	218,564	0.85%
IQVIA Holdings, Inc. (a)	1,283	126,927	0.49%
Medidata Solutions, Inc. (a)	2,512	193,826	0.76%
Seattle Genetics, Inc. (a)	3,769	227,987	0.89%
STERIS PLC (b)	1,313	136,342	0.53%
WellCare Health Plans, Inc. (a)	904	200,390	0.78%
		1,530,589	5.96%
Materials & Processing - 6.90%
Air Products and Chemicals, Inc.	1,217	196,436	0.76%
Albemarle Corp.	2,001	187,033	0.73%
AptarGroup, Inc.	2,089	192,856	0.75%
Lennox International, Inc.	964	195,991	0.76%
Louisiana-Pacific Corp.	6,770	197,549	0.77%
Newmont Mining Corp.	5,060	196,986	0.77%

Royal Gold, Inc.		2,234	200,300	0.78%
Vulcan Materials Co.		1,667	212,943	0.83%
Watsco, Inc.		1,044	192,117	0.75%
			1,772,211	6.90%
Producer Durables - 8.43%
3M Co.		894	176,324	0.69%
A.O. Smith Corp.		3,079	194,192	0.76%
American Airlines Group, Inc.		3,791	165,060	0.64%
Arconic, Inc.		10,856	191,608	0.75%
The Brink's Co.		2,639	209,141	0.82%
CSX Corp.		2,863	185,093	0.72%
Huntington Ingalls Industries, Inc.		766	169,340	0.66%
Knight-Swift Transportation Holdings, Inc.		4,238	172,402	0.67%
Mettler-Toledo International, Inc. (a)		336	185,049	0.72%
Pentair PLC (b)		2,898	126,469	0.49%
Roper Technologies, Inc.		708	195,259	0.76%
Waste Management, Inc.		2,331	192,797	0.75%
			2,162,734	8.43%
Technology - 7.99%
Autodesk, Inc. (a)		1,344	173,511	0.68%
Cognex Corp.		4,109	187,822	0.73%
Cypress Semiconductor Corp.		11,251	185,192	0.72%
EchoStar Corp. - Class A (a)		3,073	144,554	0.56%
Electronic Arts, Inc. (a)		868	113,630	0.44%
Lumentum Holdings, Inc. (a)		2,099	123,316	0.48%
Monolithic Power Systems, Inc.		1,668	219,859	0.86%
Pegasystems, Inc.		1,654	102,300	0.40%
Silicon Laboratories, Inc. (a)		1,909	201,590	0.79%
Take-Two Interactive Software, Inc. (a)		1,736	194,571	0.76%
Texas Instruments, Inc.		1,221	136,642	0.53%
Ultimate Software Group, Inc. (a)		520	136,318	0.53%
ViaSat, Inc. (a)		2,112	132,232	0.51%
			2,051,537	7.99%
Utilities - 0.74%
U.S. Cellular Corp. (a)		5,307	190,627	0.74%
Total Common Stocks (Proceeds $12,863,407)			12,866,091	50.12%

REITs - 8.03%
Financial Services - 8.03%
Alexandria Real Estate Equities, Inc.		1,003	125,295	0.49%
Crown Castle International Corp.		1,930	201,009	0.78%
CyrusOne, Inc.		2,534	140,333	0.55%
Duke Realty Corp.		7,116	200,102	0.78%
Essex Property Trust, Inc.		844	201,741	0.79%
Invitation Homes, Inc.		9,013	198,376	0.77%
JBG SMITH Properties		5,358	197,657	0.77%
Liberty Property Trust (b)		4,631	204,737	0.80%
Macerich Co.		3,379	187,974	0.73%
Prologis, Inc.		3,077	198,005	0.77%
Sun Communities, Inc.		2,133	206,218	0.80%
Total REITs (Proceeds $2,037,834)			2,061,447	8.03%

Total Securities Sold Short (Proceeds $14,901,241) - 58.15%			$14,927,538	58.15%

Percentages are stated as a percent of net assets.

As of May 31, 2018 securities and cash collateral of $24,851,166 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2018 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 95.96%
Consumer Discretionary - 2.41%
Avis Budget Group, Inc. (a)	12,090	$471,389	2.41%
Consumer Staples - 3.44%
Universal Corp.	10,159	672,018	3.44%
Energy - 4.15%
Murphy Oil Corp.	21,256	653,622	3.34%
Superior Energy Services, Inc. (a)	14,502	158,507	0.81%
		812,129	4.15%
Financial Services - 32.92%
American Equity Investment Life Holding Co.	17,509	620,519	3.17%
Argo Group International Holdings, Ltd. (b)	6,050	367,538	1.88%
Aspen Insurance Holdings, Ltd. (b)	11,188	485,559	2.48%
Associated Banc-Corp	24,286	670,294	3.44%
Axis Capital Holdings Ltd. (b)	9,875	561,394	2.87%
EVERTEC, Inc. (b)	19,572	426,670	2.18%
First Midwest Bancorp, Inc.	13,808	362,736	1.86%
Genworth Financial, Inc. (a)	12,191	41,937	0.21%
Hanover Insurance Group, Inc.	3,110	377,056	1.93%
Hope Bancorp, Inc.	35,368	636,270	3.26%
Realogy Holdings Corp.	16,467	391,750	2.00%
Synovus Financial Corp.	5,736	310,375	1.59%
TCF Financial Corp.	14,261	375,207	1.92%
Validus Holdings, Ltd. (b)	3,947	267,449	1.37%
Webster Financial Corp.	7,332	469,981	2.40%
WSFS Financial Corp.	1,349	70,620	0.36%
		6,435,355	32.92%
Health Care - 3.02%
Triple-S Management Corp. - Class B (a)(b)	16,096	589,918	3.02%
Materials & Processing - 9.96%
Gibraltar Industries, Inc. (a)	17,387	689,394	3.53%
JELD-WEN Holding, Inc. (a)	19,456	532,511	2.72%
Masonite International Corp. (a)(b)	10,960	724,456	3.71%
		1,946,361	9.96%
Producer Durables - 24.21%
Actuant Corp. - Class A	29,598	691,113	3.54%
Chart Industries, Inc. (a)	5,598	360,679	1.84%
Cubic Corp.	5,394	375,153	1.92%
Essendant, Inc.	45,332	634,194	3.24%
KBR, Inc.	14,159	260,809	1.33%
Navigant Consulting, Inc. (a)	12,259	298,629	1.53%
Ryder System, Inc.	2,371	159,047	0.81%
Steelcase, Inc.	41,372	595,757	3.05%
Terex Corp.	9,696	383,768	1.96%
TriMas Corp. (a)	25,528	730,101	3.74%
Wesco Aircraft Holdings, Inc. (a)	21,272	244,628	1.25%
		4,733,878	24.21%
Technology - 15.85%
Anixter International, Inc. (a)	11,233	688,021	3.52%
ARC Document Solutions, Inc. (a)	26,114	50,922	0.26%

Celestica, Inc. (a)(b)		22,984	276,038	1.41%
Diebold Nixdorf, Inc.		37,905	435,908	2.23%
Insight Enterprises, Inc. (a)		10,083	472,893	2.42%
ScanSource, Inc. (a)		13,896	544,028	2.78%
VeriFone Systems, Inc. (a)		27,753	631,103	3.23%
			3,098,913	15.85%
Total Common Stocks (Cost $17,180,030)			18,759,961	95.96%

REITs - 0.87%
DiamondRock Hospitality Co.		13,284	169,105	0.87%
Total REITs (Cost $145,108)			169,105	0.87%

SHORT-TERM INVESTMENTS - 5.32%
Short-Term Investments - 5.32%
Fidelity Institutional Government Portfolio - Class I, 1.64% (c)		1,040,154	1,040,154	5.32%
Total Short-Term Investments (Cost $1,040,154)			1,040,154	5.32%

Total Investments (Cost $18,365,292) - 102.15%			19,969,220	102.15%
Liabilities in Excess of Other Assets - (2.15)%			(419,545)	(2.15)%
TOTAL NET ASSETS - 100.00%			$19,549,675	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the Fund's 7-day yield as of May 31, 2018.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Note 1 - Summary of Fair Value Measurements at May 31, 2018 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, repayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Pzena Mid Cap Value Fund, the Pzena Emerging Markets Value Fund, the Pzena Long/Short Value Fund, and
the Pzena Small Cap Value Fund's (each a "Fund" and collectively, the "Funds") investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the
NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified Level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in
Level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.
Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation
Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either
Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of
May 31, 2018:

Pzena Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,403,211	$-	$-	$5,403,211
Energy	3,791,948	-	-	3,791,948
Financial Services	14,811,059	-	-	14,811,059
Health Care	3,485,250	-	-	3,485,250
Materials & Processing	1,323,859	-	-	1,323,859
Producer Durables	7,873,908	-	-	7,873,908
Technology	4,363,725	-	-	4,363,725
Utilities	1,356,766	-	-	1,356,766
Total Common Stock	42,409,726	-	-	42,409,726
Short-Term Investments	1,539,911	-	-	1,539,911
Total Investments in Securities	$43,949,637	$-	$-	$43,949,637

Pzena Emerging Markets Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,692,995	$-	$-	$1,692,995
China	19,815,998	-	-	19,815,998
Czech Republic	1,259,084	-	-	1,259,084
Greece	344,674	-	-	344,674
Hong Kong	2,781,455	-	-	2,781,455
Hungary	1,389,005	-	-	1,389,005
India	4,457,071	-	-	4,457,071
Indonesia	749,516	-	-	749,516
Malaysia	1,287,793	-	-	1,287,793
Poland	1,084,629	-	-	1,084,629
Republic of Korea	14,782,284	-	-	14,782,284
Russian Federation	6,475,350	-	-	6,475,350
Singapore	2,248,652	-	-	2,248,652
South Africa	3,113,352	-	-	3,113,352
Taiwan	8,243,102	-	-	8,243,102
Thailand	2,179,497	-	-	2,179,497
Turkey	1,653,308	-	-	1,653,308
United Arab Emirates	457,786	-	-	457,786
United Kingdom	3,098,080	-	-	3,098,080
United States	4,008,052	-	-	4,008,052
Total Common Stock	81,121,683	-	-	81,121,683
Total Preferred Stocks
Brazil	2,002,300	-	-	2,002,300
Republic of Korea	676,088	-	-	676,088
Total Preferred Stocks	2,678,388	-	-	2,678,388
Short-Term Investments	5,774,018	-	-	5,774,018
Total Investments in Securities	$89,574,089	$-	$-	$89,574,089

Pzena Long/Short Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,292,680	$-	$-	$3,292,680
Consumer Staples	523,742	-	-	523,742
Energy	2,566,789	-	-	2,566,789
Financial Services	7,950,157	-	-	7,950,157
Health Care	3,925,428	-	-	3,925,428
Materials & Processing	713,528	-	-	713,528
Producer Durables	1,903,546	-	-	1,903,546
Technology	3,173,641	-	-	3,173,641
Utilities	1,779,585	-	-	1,779,585
Total Common Stock	25,829,096	-	-	25,829,096
REITs	1,526,341	-	-	1,526,341
Total Investments in Securities	$27,355,437	$-	$-	$27,355,437

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$1,529,130	$-	$-	$1,529,130
Consumer Staples	1,352,747	-	-	1,352,747
Energy	695,864	-	-	695,864
Financial Services	1,580,652	-	-	1,580,652
Health Care	1,530,589	-	-	1,530,589
Materials & Processing	1,772,211	-	-	1,772,211
Producer Durables	2,162,734	-	-	2,162,734
Technology	2,051,537	-	-	2,051,537
Utilities	190,627	-	-	190,627
Total Common Stock	12,866,091	-	-	12,866,091
REITs	2,061,447	-	-	2,061,447
Total Securities Sold Short	$14,927,538	$-	$-	$14,927,538

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$471,389	$-	$-	$471,389
Consumer Staples	672,018	-	-	672,018
Energy	812,129	-	-	812,129
Financial Services	6,435,355	-	-	6,435,355
Health Care	589,918	-	-	589,918
Materials & Processing	1,946,361	-	-	1,946,361
Producer Durables	4,733,878	-	-	4,733,878
Technology	3,098,913	-	-	3,098,913
Total Common Stock	18,759,961	-	-	18,759,961
REITs	169,105	-	-	169,105
Short-Term Investments	1,040,154	-	-	1,040,154
Total Investments in Securities	$19,969,220	$-	$-	$19,969,220

Refer to the Funds' Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Funds recognized no transfers between levels at May 31, 2018. There were no Level 3 securities held in the Fund during the period ended
May 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/Douglas G. Hess
                                           Douglas G. Hess, President/Chief Executive Officer/
                                           Principal Executive Officer

Date                                             7/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/
                                              Principal Executive Officer

Date                                             7/19/2018

By (Signature and Title)* /s/Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                             7/19/2018
* Print the name and title of each signing officer under his or her signature.